Fair Value Measurements	3 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 9 - Fair Value Measurements

       The following fair value hierarchy table categorizes information regarding our financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and December 31, 2010 (in millions):

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

As of March 31, 2011
Supplemental executive retirement plan assets	$26.5	$ --	$ --	$26.5
Derivatives, net	--	13.2	--	13.2
Total financial assets	$26.5	$13.2	$ --	$39.7

As of December 31, 2010
Auction rate securities	$ --	$ --	$44.5	$44.5
Supplemental executive retirement plan assets	23.0	--	--	23.0
Derivatives, net	--	16.4	--	16.4
Total financial assets	$23.0	$16.4	$44.5	$83.9

    Auction Rate Securities

    As of December 31, 2010, we held long-term debt instruments with variable interest rates that periodically reset through an auction process ("auction rate securities") totaling $50.1 million (par value) and were included in other assets, net, on our condensed consolidated balance sheet. During the quarter ended March 31, 2011, $42.0 million (par value) of our auction rate securities were repurchased at par and $8.1 million (par value) were sold at 90% of par. Our auction rate securities were measured at fair value on a recurring basis using significant Level 3 inputs as of December 31, 2010. The following table summarizes the fair value measurements of our auction rate securities using significant Level 3 inputs, and changes therein, for the quarters ended March 31, 2011 and 2010 (in millions):

	2011	2010

Beginning Balance	$44.5	$60.5
Sales	(49.3)	(5.4)
Realized losses*	(.1)	--
Unrealized gains*	4.9	.3
Transfers in and/or out of Level 3	--	--
Ending balance	$ --	$55.4

*	Realized losses and unrealized gains are included in other income, net, in our condensed consolidated statements of income.

    Supplemental Executive Retirement Plans

    Our Ensco supplemental executive retirement plans (the "SERP") are non-qualified plans that provide for eligible employees to defer a portion of their compensation for use after retirement. Assets held in the SERP were marketable securities measured at fair value on a recurring basis using Level 1 inputs and were included in other assets, net, on our condensed consolidated balance sheets as of March 31, 2011 and December 31, 2010. The fair value measurement of assets held in the SERP was based on quoted market prices.

    Derivatives

    Our derivatives were measured at fair value on a recurring basis using Level 2 inputs as of March 31, 2011 and December 31, 2010. See "Note 4 - Derivative Instruments" for additional information on our derivatives, including a description of our foreign currency hedging activities and related methodologies used to manage foreign currency exchange rate risk. The fair value measurement of our derivatives was based on market prices that are generally observable for similar assets or liabilities at commonly-quoted intervals.

    Other Financial Instruments

    The carrying values and estimated fair values of our debt instruments as of March 31, 2011 and December 31, 2010 were as follows (in millions):

	March 31,		December 31,
	2011		2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

4.70% Senior Notes	$1,470.5	$1,488.9	$ --	$ --
3.25% Senior Notes	992.4	1,001.1	--	--
7.20% Debentures	148.9	168.4	148.9	165.0
6.36% Bonds, including current maturities	63.4	70.8	63.4	71.9
4.65% Bonds, including current maturities	45.0	50.0	45.0	50.6

    The estimated fair values of our 4.70% senior notes, 3.25% senior notes and 7.20% debentures were determined using quoted market prices. The estimated fair values of our 6.36% bonds and 4.65% bonds were determined using an income approach valuation model. The estimated fair values of our cash and cash equivalents, receivables, trade payables and other liabilities approximated their carrying values as of March 31, 2011 and December 31, 2010.